Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Oct. 14, 2011	Dec. 31, 2013 Peotona Gold (Proprietary) Limited	Apr. 21, 2009 Peotona Gold (Proprietary) Limited	Apr. 21, 2009 Gold Fields Operations	Oct. 14, 2011 Western Areas Prospecting
Related Party Transaction [Line Items]
Cheryl A. Carolus, a non-executive director of Gold Fields, economic interest		25.00%
Cheryl A. Carolus, a non-executive director of Gold Fields, voting interest		51.00%
Ownership Interests, percent			26.00%	74.00%	100.00%
Option to acquire Peotona Gold interest in Western Areas Prospecting (Proprietary) Limited				26.00%
Percentage of ownership interest acquired from Peotona Gold	26.00%
Amount of cash paid to acquire Peotona Gold	$ 6.3